Rule 497(e)
File Nos. 333-151805; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN

HV-6776 – Premier Innovations℠
HV-6778 – Premier Innovations℠ (Series II)

Supplement dated March 4, 2026 to Prospectuses dated May 1, 2025

This supplement is regarding the following funds as they relate to the above-referenced product Prospectuses:

Russell Investments Lifepoints® Aggressive Strategy Fund - Class R1
Russell Investments Lifepoints® Balanced Strategy Fund - Class R1
Russell Investments Lifepoints® Conservative Strategy Fund - Class R1
Russell Investments Lifepoints® Equity Aggressive Strategy Fund - Class R1
Russell Investments Lifepoints® Moderate Strategy Fund - Class R1

The above funds were reclassified from Class R4 to Class R1 on December 11, 2024. Subsequent to the reclassification, the funds also underwent fund name changes. The prior names and R4 share classes were reflected in the May 1, 2024 versions of the above-referenced product Prospectuses.

Accordingly, in HV-6776, information for the above-referenced Russell Investments Lifepoints® funds is hereby added to the “Appendix A – Underlying Funds” section of the Prospectus as follows (all other information in the “Appendix A – Underlying Funds” section of the Prospectus remains unchanged):

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Moderately Aggressive Allocation	Russell Investments Lifepoints® Aggressive Strategy Fund - Class R1* (formerly Russell Lifepoints® Growth Strategy Fund - Class R4)	0.94%	12.49%	6.90%	6.17%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
US Fund Global Moderate Allocation	Russell Investments Lifepoints® Balanced Strategy Fund - Class R1* (formerly Russell Lifepoints® Balanced Strategy Fund - Class R4)	0.93%	10.06%	4.74%	4.78%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
2025-PROSUPP-55

US Fund Global Conservative Allocation	Russell Investments Lifepoints® Conservative Strategy Fund - Class R1* (formerly Russell Lifepoints® Conservative Strategy Fund - Class R4)	0.69%	4.21%	1.22%	2.35%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
US Fund Global Aggressive Allocation	Russell Investments Lifepoints® Equity Aggressive Strategy Fund - Class R1* (formerly Russell Lifepoints® Equity Growth Strategy Fund - Class R4)	0.93%	13.66%	7.38%	6.73%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
US Fund Global Moderately Conservative Allocation	Russell Investments Lifepoints® Moderate Strategy Fund - Class R1* (formerly Russell Lifepoints® Moderate Strategy Fund - Class R4)	0.77%	7.29%	2.69%	3.43%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Accordingly, in HV-6778, information for the above-referenced Russell Investments Lifepoints® funds is hereby added to the “Appendix A – Underlying Funds” section of the Prospectus as follows (all other information in the “Appendix A – Underlying Funds” section of the Prospectus remains unchanged):

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Moderately Aggressive Allocation	Russell Investments Lifepoints® Aggressive Strategy Fund - Class R1* (formerly Russell Lifepoints® Growth Strategy Fund - Class R4) (Closed to Contracts issued on or about 5/3/2010)	0.94%	12.49%	6.90%	6.17%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
US Fund Global Moderate Allocation	Russell Investments Lifepoints® Balanced Strategy Fund - Class R1* (formerly Russell Lifepoints® Balanced Strategy Fund - Class R4) (Closed to Contracts issued on or about 5/3/2010)	0.93%	10.06%	4.74%	4.78%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
2025-PROSUPP-55

US Fund Global Conservative Allocation	Russell Investments Lifepoints® Conservative Strategy Fund - Class R1* (formerly Russell Lifepoints® Conservative Strategy Fund - Class R4) (Closed to Contracts issued on or about 5/3/2010)	0.69%	4.21%	1.22%	2.35%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
US Fund Global Aggressive Allocation	Russell Investments Lifepoints® Equity Aggressive Strategy Fund - Class R1* (formerly Russell Lifepoints® Equity Growth Strategy Fund - Class R4) (Closed to Contracts issued on or about 5/3/2010)	0.93%	13.66%	7.38%	6.73%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
US Fund Global Moderately Conservative Allocation	Russell Investments Lifepoints® Moderate Strategy Fund - Class R1* (formerly Russell Lifepoints® Moderate Strategy Fund - Class R4) (Closed to Contracts issued on or about 5/3/2010)	0.77%	7.29%	2.69%	3.43%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information

Please read this Supplement carefully and retain it for future reference.
2025-PROSUPP-55